Intangible Assets and Liabilities Intangible Assets and Liabilities - Future Amortization (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
2019		$ (11,959)
2020		(11,415)
2021		(10,652)
2022		(9,951)
2023		(9,133)
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
2019		3,748
Finite-Lived Intangible Assets, Amortization Expense, Year Two	$ 1,400	3,748
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,400	3,748
Finite-Lived Intangible Assets, Amortization Expense, Year Four	$ 900	2,810
2023		0
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
2019		43,286
Finite-Lived Intangible Assets, Amortization Expense, Year Two		38,104
Finite-Lived Intangible Assets, Amortization Expense, Year Three		34,129
Finite-Lived Intangible Assets, Amortization Expense, Year Four		31,012
2023		26,752
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
2019		7,515
Finite-Lived Intangible Assets, Amortization Expense, Year Two		7,039
Finite-Lived Intangible Assets, Amortization Expense, Year Three		6,205
Finite-Lived Intangible Assets, Amortization Expense, Year Four		5,189
2023		$ 4,366